Notes Payable and Long-Term Debt (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Notes Payable
Notes payable to banks	$ 16,219,000	$ 78,729,000
Notes payable to bank
Notes Payable
Notes payable to banks	16,219,000	78,729,000
Maximum repayment term (in years)	1
Weighted average interest rate (as a percent)	9.34%	5.79%
Letters of credit for outstanding IDRBs	26,385,000
Letters of credit related to insurance coverages	21,500,000
Committed bank line
Notes Payable
Maximum capacity	300,000,000
Letters of credit outstanding	48,078,000
Uncommitted bank lines
Notes Payable
Maximum capacity	182,966,000
Letters of credit outstanding	25,045,000
Uncommitted bank lines | Foreign subsidiaries
Notes Payable
Notes payable to banks	16,219,000
Maximum capacity	132,966,000
Uncommitted bank lines | Foreign subsidiaries | South African Rand
Notes Payable
Notes payable to banks	11,974,000
Term note
Notes Payable
Notes payable to banks		$ 45,000,000